Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2019	2018	2017	2019	2018	2017
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	16	22	0	0	0
Interest costs on benefit obligation	90	86	91	6	5	6
Expected return on plan assets	(108)	(114)	(133)	0	0	0
Amortization of recognized prior service cost/(credit)	1	0	0	0	0	0
Amortization of recognized actuarial losses/(gains)	19	47	60	3	8	7
Settlement losses/(gains)	0	0	0	0	0	0
Curtailment losses/(gains)	0	(1)	(10)	0	0	0
Net periodic benefit costs/(credits)	16	34	30	9	13	13
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, until the end of 2018, in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2019	2018	2019	2018
PBO (CHF million) [1]
Beginning of the measurement period	2,951	3,390	160	173
Service cost	14	16	0	0
Interest cost	90	86	6	5
Plan amendments	0	10	0	0
Settlements	0	(1)	0	0
Curtailments	0	(1)	0	0
Special termination benefits	0	1	0	0
Actuarial losses/(gains)	410	(229)	13	(9)
Benefit payments	(149)	(233)	(12)	(11)
Exchange rate losses/(gains)	9	(88)	(3)	2
End of the measurement period	3,325	2,951	164	160
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,604	4,088	0	0
Actual return on plan assets	487	(141)	0	0
Employer contributions	130	19	12	11
Settlements	0	(1)	0	0
Benefit payments	(149)	(233)	(12)	(11)
Exchange rate gains/(losses)	39	(128)	0	0
End of the measurement period	4,111	3,604	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	786	653	(164)	(160)
Funded status recognized in the consolidated balance sheet as of December 31	786	653	(164)	(160)
Total amount recognized (CHF million)
Noncurrent assets	1,068	1,001	0	0
Current liabilities	(6)	(10)	(11)	(11)
Noncurrent liabilities	(276)	(338)	(153)	(149)
Net amount recognized in the consolidated balance sheet as of December 31	786	653	(164)	(160)
ABO (CHF million) [2]
End of the measurement period	3,294	2,921	164	160
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2019	2018		2019	2018
PBO/ABO exceeded plan assets (CHF million)
PBO	1,455	1,336		1,443	1,325
ABO	1,431	1,312		1,422	1,304
Fair value of plan assets	1,174	989		1,163	978
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2019	2018	2019	2018	2019	2018
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(345)	(327)	(30)	(23)	(375)	(350)
Prior service credits/(costs)	(10)	(11)	3	3	(7)	(8)
Cumulative effect of accounting changes	(42)	–	0	–	(42)	–
Total	(397)	(338)	(27)	(20)	(424)	(358)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2019 (CHF million)
Actuarial gains/(losses)	(31)	(2)	(33)	(12)	3	(9)	(42)
Amortization of actuarial losses/(gains)	19	(4)	15	3	(1)	2	17
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Cumulative effect of accounting changes	0	(42)	(42)	0	0	0	(42)
Total	(11)	(48)	(59)	(9)	2	(7)	(66)
2018 (CHF million)
Actuarial gains/(losses)	(26)	1	(25)	9	(2)	7	(18)
Prior service credits/(costs)	(10)	0	(10)	0	0	0	(10)
Amortization of actuarial losses/(gains)	47	(4)	43	8	(2)	6	49
Total	11	(3)	8	17	(4)	13	21

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2019	2018	2017	2019	2018	2017
Net periodic benefit cost (%)
Discount rate - service cost	3.28	2.96	2.92	4.38	3.86	4.03
Discount rate - interest cost	3.28	2.77	2.79	3.95	3.28	3.48
Salary increases	2.92	2.97	3.55	–	–	–
Expected long-term rate of return on plan assets	3.00	3.22	3.88	–	–	–
Benefit obligation (%)
Discount rate	2.38	3.30	2.83	3.23	4.37	3.70
Salary increases	2.84	2.90	2.97	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2019	2018	2019	2018	2019	2018	2019	2018
Life expectancy (years)
UK	SAPS S2 light tables	[1]	23.2	23.7	24.8	25.3	24.3	24.8	26.1	26.5
US	Pri-2012 mortality tables	[2]	21.1	21.5	22.2	22.7	22.7	23.4	23.8	24.5
1 95% of Self-Administered Pension Scheme (SAPS) S2 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.5% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2019	2018	2017
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.0	8.7	8.3
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5.0% by 2026.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2019						2018
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	14	104		0	0	118	86	123		0	0	209
Debt securities	2,277	1,016		0	430	3,723	1,889	846		0	328	3,063
of which governments	1,904	9		0	0	1,913	1,574	5		0	0	1,579
of which corporates	373	1,007		0	430	1,810	315	841		0	328	1,484
Equity securities	58	0		0	91	149	52	12		0	74	138
Real estate – indirect	0	0		0	29	29	0	0		0	29	29
Alternative investments	0	(37)		0	45	8	0	19		0	61	80
of which hedge funds	0	0		0	45	45	0	0		0	61	61
of which other	0	(37)	[1]	0	0	(37)	0	19	[1]	0	0	19
Other investments	0	84		0	0	84	0	85		0	0	85
Total plan assets at fair value	2,349	1,167		0	595	4,111	2,027	1,085		0	492	3,604
1 Primarily related to derivative instruments.

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2019	2018
Weighted-average (%)
Cash and cash equivalents	2.9	5.8
Debt securities	90.6	85.0
Equity securities	3.6	3.8
Real estate	0.7	0.8
Alternative investments	0.2	2.2
Insurance	2.0	2.4
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2020 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	93.7
Equity securities	2.2
Real estate	0.6
Alternative investments	1.2
Insurance	2.0
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2020	103	11
2021	105	12
2022	98	12
2023	108	11
2024	113	11
For five years thereafter	633	47